Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2045 Fund

June 30, 2019

AFF45-QTLY-0819
1.833434.113

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.29% to 2.4% 7/5/19 to 9/5/19 (a)
(Cost $429,117)	430,000	429,196
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Advisor Series Equity Growth Fund (b)	6,731,121	$98,139,744
Fidelity Advisor Series Growth Opportunities Fund (b)	4,342,243	65,220,488
Fidelity Advisor Series Small Cap Fund (b)	4,384,087	48,181,113
Fidelity Series All-Sector Equity Fund (b)	4,507,174	45,206,960
Fidelity Series Commodity Strategy Fund (b)	9,327,805	43,933,962
Fidelity Series Large Cap Stock Fund (b)	11,415,042	170,997,332
Fidelity Series Large Cap Value Index Fund (b)	1,457,190	18,783,177
Fidelity Series Opportunistic Insights Fund (b)	4,956,551	91,745,761
Fidelity Series Small Cap Opportunities Fund (b)	4,322,927	60,261,597
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,012,851	110,948,191
Fidelity Series Value Discovery Fund (b)	8,511,982	109,293,850
TOTAL DOMESTIC EQUITY FUNDS
(Cost $741,776,697)		862,712,175

International Equity Funds - 32.7%
Fidelity Series Canada Fund (b)	1,382,240	15,094,059
Fidelity Series Emerging Markets Fund (b)	1,575,088	15,136,591
Fidelity Series Emerging Markets Opportunities Fund (b)	7,119,782	135,916,648
Fidelity Series International Growth Fund (b)	8,535,587	138,959,348
Fidelity Series International Small Cap Fund (b)	1,920,993	31,177,722
Fidelity Series International Value Fund (b)	13,696,215	131,894,549
Fidelity Series Overseas Fund (b)	631,303	6,338,278
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $402,196,307)		474,517,195

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	941,436	9,160,176
Fidelity Series Floating Rate High Income Fund (b)	188,874	1,756,530
Fidelity Series High Income Fund (b)	1,143,024	10,881,592
Fidelity Series Inflation-Protected Bond Index Fund (b)	430,348	4,307,781
Fidelity Series International Credit Fund (b)	68,324	696,221
Fidelity Series Investment Grade Bond Fund (b)	1,071,880	12,251,583
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,941,207	46,002,639
Fidelity Series Real Estate Income Fund (b)	590,620	6,549,981
TOTAL BOND FUNDS
(Cost $87,152,846)		91,606,503

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 2.42% (c)	3,326,021	3,326,686
Fidelity Series Government Money Market Fund 2.44% (b)(d)	15,741,068	15,741,068
Fidelity Series Short-Term Credit Fund (b)	252,919	2,541,840
TOTAL SHORT-TERM FUNDS
(Cost $21,582,069)		21,609,594
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,253,137,036)		1,450,874,663
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,009,084)
NET ASSETS - 100%		$1,449,865,579

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	46	Sept. 2019	$4,423,590	$4,988	$4,988
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Sept. 2019	52,670	1,933	1,933
TOTAL FUTURES CONTRACTS					$6,921

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $429,196.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	17,920
Total	$17,920

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$100,225,825	$2,203,092	$8,706,164	$--	$375,960	$4,041,031	$98,139,744
Fidelity Advisor Series Growth Opportunities Fund	73,434,142	1,455,107	12,350,609	--	3,011,168	(329,320)	65,220,488
Fidelity Advisor Series Small Cap Fund	44,897,186	2,107,590	992,917	--	6,762	2,162,492	48,181,113
Fidelity Series All-Sector Equity Fund	46,439,012	1,021,454	4,084,386	--	(510,293)	2,341,173	45,206,960
Fidelity Series Canada Fund	13,091,551	1,441,319	252,556	--	1,017	812,728	15,094,059
Fidelity Series Commodity Strategy Fund	34,584,614	10,806,509	876,104	--	(49,301)	(531,756)	43,933,962
Fidelity Series Emerging Markets Debt Fund	8,890,287	357,719	219,289	134,952	(267)	131,726	9,160,176
Fidelity Series Emerging Markets Fund	13,572,163	2,035,161	249,318	--	(5,461)	(215,954)	15,136,591
Fidelity Series Emerging Markets Opportunities Fund	126,572,242	7,678,046	2,263,342	--	(52,940)	3,982,642	135,916,648
Fidelity Series Floating Rate High Income Fund	1,724,279	73,832	46,990	26,096	(59)	5,468	1,756,530
Fidelity Series Government Money Market Fund 2.44%	9,971,816	7,370,575	1,601,323	68,663	--	--	15,741,068
Fidelity Series High Income Fund	14,702,301	399,078	4,370,792	173,994	(97,843)	248,848	10,881,592
Fidelity Series Inflation-Protected Bond Index Fund	4,043,045	246,213	77,571	4,259	282	95,812	4,307,781
Fidelity Series International Credit Fund	671,144	4,547	--	4,547	--	16,363	696,221
Fidelity Series International Growth Fund	129,656,079	2,878,035	2,849,843	--	(89,229)	9,364,306	138,959,348
Fidelity Series International Small Cap Fund	29,831,844	693,530	687,010	--	(46,312)	1,385,670	31,177,722
Fidelity Series International Value Fund	121,377,539	7,804,472	1,905,079	--	12,859	4,604,758	131,894,549
Fidelity Series Investment Grade Bond Fund	9,070,281	3,120,372	201,360	88,239	3,514	258,776	12,251,583
Fidelity Series Large Cap Stock Fund	166,383,723	5,025,209	4,099,263	1,134,021	(334,723)	4,022,386	170,997,332
Fidelity Series Large Cap Value Index Fund	18,194,605	420,037	529,062	--	1,846	695,751	18,783,177
Fidelity Series Long-Term Treasury Bond Index Fund	49,678,462	2,913,149	9,163,103	349,172	431,137	2,142,994	46,002,639
Fidelity Series Opportunistic Insights Fund	93,065,012	2,055,381	8,559,236	--	(472,160)	5,656,764	91,745,761
Fidelity Series Overseas Fund	--	6,319,525	--	--	--	18,753	6,338,278
Fidelity Series Real Estate Income Fund	6,350,088	241,340	147,237	91,773	(2,047)	107,837	6,549,981
Fidelity Series Short-Term Credit Fund	2,713,873	71,428	263,897	18,074	495	19,941	2,541,840
Fidelity Series Small Cap Opportunities Fund	57,500,174	2,204,329	1,454,780	--	(29,015)	2,040,889	60,261,597
Fidelity Series Stock Selector Large Cap Value Fund	108,781,667	2,526,585	5,026,717	--	11,529	4,655,127	110,948,191
Fidelity Series Value Discovery Fund	106,250,097	2,497,949	2,404,165	--	(45,012)	2,994,981	109,293,850
	$1,391,673,051	$75,971,583	$73,382,113	$2,093,790	$2,121,907	$50,730,186	$1,447,118,781

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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